Equipment Financings - Additional Information (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2017 USD ($)	Oct. 17, 2017 USD ($) MonthlyInstallments	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Equipment Financings and Capital Lease Obligations [Line Items]
Financed equipment			$ 1,922,418		$ 1,922,418		$ 1,559,690	$ 914,179
Accumulated depreciation related to financed equipment			681,000		681,000		525,000	523,000
Depreciation expense related to financed equipment							322,000	261,000
Fixed assets purchased as equipment financings					362,729	$ 755,458	975,406	337,085
Fixed assets with an aggregate net book value					$ 34,491	270,377	270,377
Equipment financings with remaining outstanding balances						239,994	$ 239,994
Equipment financings aggregate weighted average effective annual interest rate					13.79%		13.18%
Equipment financings maturity date on outstanding arrangements range, Start					2018-06		2017-07
Equipment financings maturity date on outstanding arrangements range, End					2024-09		2023-05
Present value of minimum lease payment due within one year			304,585		$ 304,585		$ 262,674
Financed equipment lease description					The Company leases certain laboratory equipment under arrangements accounted for as capital leases and classified as equipment financings. The financed equipment is depreciated on a straight-line basis over periods ranging from 5 to 7 years.
Equipment Financings [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Depreciation expense related to financed equipment			$ 52,000	$ 40,000	$ 160,000	$ 93,000	$ 119,000	$ 73,000
Equipment Financings [Member] | Subsequent Event [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Total proceeds from equipment financing commitment	$ 150,848
Sale-leaseback transaction, aggregate gross value of fixed assets		$ 167,000
Sale-leaseback transaction, net book value of fixed assets		$ 156,000
Sale-leaseback transaction, annual interest rate		10.24%
Sale-leaseback transaction, frequency of payments		Monthly
Sale-leaseback transaction, number of installments payments | MonthlyInstallments		36
Sale-leaseback transaction, total amount to be repaid		$ 175,814
Sale-leaseback transaction, commitment period		2020-11
Minimum [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Financed equipment useful life							3 years
Minimum [Member] | Equipment Financings [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Financed equipment useful life					5 years		5 years
Maximum [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Financed equipment useful life							7 years
Maximum [Member] | Equipment Financings [Member]
Equipment Financings and Capital Lease Obligations [Line Items]
Financed equipment useful life					7 years		7 years